RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2020
RESTRUCTURING
Schedule of restructuring accruals

	Year ended December 31,
	2020	2019
Beginning accrued restructuring cost	$—	$2,884
Additions	160	(69)
Payments	(160)	(2,815)
Ending accrued restructuring cost	$—	$—

Schedule of restructuring expenses

	Year ended December 31,
	2020	2019
Employee severance and other benefits	$160	$(177)
Other shutdown costs	—	108
	$160	$(69)